FINANCIAL INSTRUMENTS AND RISK (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	$ 4,819,388	$ 1,166,502
Provision of credit losses	7,617	36,381
Working capital deficiency	16,749,316	19,124,583
Deposits from customers	$ 5,301,501	$ 5,621,307
Currency Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Confidence interval	7.00%	17.00%
Foreign exchange gain (loss)	$ 1,639,528	$ 470,007
Interest rate risk [Member] | Minimum [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	12.00%
Interest rate risk [Member] | Maximum [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	18.00%